Hedge accounting - Hedged item information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 49,584,697	R$ 20,967,989	R$ 18,563,230
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(1,874,054)	772,112	(1,262,254)
Hedged Item, Net	1,857,292	(779,081)	1,216,786
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	48,670,527	20,082,782	17,887,369
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(1,536,891)	659,971	(932,486)
Hedged Item, Net	1,514,993	(684,961)	887,138
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	708,102	446,442	414,043
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(138,777)	41,235	18,480
Hedged Item, Net	136,598	(34,603)	(17,252)
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	206,068	438,765	261,818
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(198,386)	70,906	(348,248)
Hedged Item, Net	R$ 205,701	R$ (59,517)	R$ 346,900